UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments:

Putnam AMT-Free Insured Municipal Fund
The fund's portfolio
4/30/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (100.6%)(a)

		Principal
	Rating(RAT)	amount	Value

Alabama (1.0%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$335,000	$336,253
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	2,850,000	2,869,722
			3,205,975

Alaska (2.0%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	2,530,000	2,493,062
Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	Aaa	3,420,000	3,547,874
			6,040,936

Arizona (0.7%)
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	Aaa	2,000,000	2,034,400

Arkansas (1.0%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	Aaa	710,000	696,205
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.2s,
7/1/24	Aaa	2,500,000	2,501,625
			3,197,830

California (13.9%)
Beaumont, Fin. Auth. Local Agcy. Special Tax Bonds,
Ser. C, AMBAC, 4 3/4s, 9/1/28	Aaa	2,370,000	2,303,616
CA State Pub. Wks. Board Rev. Bonds (Dept. Hlth. Svcs.
Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/23	A2	2,445,000	2,473,900
CA Statewide Cmntys., Dev. Auth. Rev. Bonds (St.
Joseph), MBIA, 5 1/8s, 7/1/24 (SEG)	Aaa	2,000,000	2,046,780
Chino Basin, Regl. Fin. Auth. Rev. Bonds (Inland
Empire Util. Agcy.), Ser. A, AMBAC, 5s, 11/1/33	Aaa	2,000,000	2,037,820
Garvey, School Dist. G.O. Bonds (Election of 2004), FSA
zero %, 8/1/26	Aaa	1,000,000	384,170
zero %, 8/1/25	Aaa	1,475,000	602,110
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	Aaa	2,475,000	2,663,991
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. B, FGIC, zero %, 8/1/17	Aa3	2,100,000	1,385,811
Los Angeles, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. C, FGIC, 5s, 7/1/26	Aa3	2,745,000	2,820,899
Merced, City School Dist. G.O. Bonds (Election
of 2003), MBIA
zero %, 8/1/25	AAA	1,190,000	483,771
zero %, 8/1/24	AAA	1,125,000	485,696
zero %, 8/1/23	AAA	1,065,000	489,261
zero %, 8/1/22	AAA	1,010,000	493,062
Norwalk-La Mirada, Unified School Dist. G.O. Bonds,
Ser. B, FGIC, zero %, 8/1/21	A2	5,000,000	2,537,300
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A,
FGIC, zero %, 12/1/21	BBB+	5,500,000	2,594,515
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), MBIA
5s, 7/1/19	Aaa	3,000,000	3,037,890
5s, 7/1/18	Aaa	4,000,000	4,072,120
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, FSA, 5 1/4s, 7/1/19 (Prerefunded)	Aaa	2,000,000	2,190,340
Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin.
& Hldg. Fac.), Ser. A, MBIA, 6 1/4s, 7/1/17	Aaa	3,680,000	4,318,590
Walnut Valley, Unified School Dist. G.O. Bonds
(Election of 2007), Ser. A, FSA
5s, 8/1/28	Aaa	1,055,000	1,090,817
5s, 8/1/27	Aaa	1,745,000	1,811,485
Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A, AMBAC,

5s, 1/1/24	Aaa	2,000,000	2,026,400
			42,350,344

Colorado (1.7%)
Adams & Arapahoe Cntys., Joint School Dist. G.O. Bonds
(No. 28J Aurora), Ser. A, FSA, 5 1/4s, 12/1/18	Aaa	4,140,000	4,473,311
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, MBIA, zero
%, 9/1/34	Aaa	3,525,000	736,055
			5,209,366

Florida (11.5%)
Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	Aaa	2,000,000	2,035,620
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, MBIA, 4 1/2s, 5/1/31	Aaa	1,000,000	934,720
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	Baa3	13,675,000	17,194,261
Jacksonville, Sales Tax Rev. Bonds, AMBAC, 5 1/2s,
10/1/17	Aaa	2,500,000	2,639,375
Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, FSA, XLCA,
5s, 10/1/23	AAA	1,000,000	1,050,480
Orlando & Orange Cnty., Expressway Auth. Rev. Bonds,
FGIC, 8 1/4s, 7/1/14	AAA	5,000,000	6,251,150
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	Aaa	3,935,000	4,856,498
			34,962,104

Georgia (2.3%)
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Class E, MBIA, 4 3/4s,
4/1/11	Aaa	3,000,000	3,023,340
Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam.
Hsg. Project), MBIA, 5 1/4s, 11/1/20	Aaa	3,360,000	3,565,128
GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC,
U.S. Govt. Coll., 6.4s, 1/1/13 (Prerefunded)	Aaa	415,000	457,193
			7,045,661

Illinois (11.4%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aaa	155,000	162,009
Chicago, Board of Ed. G.O. Bonds, Ser. A, MBIA,
5 1/4s, 12/1/19	Aaa	1,500,000	1,584,645
Chicago, Board of Ed. VRDN, Ser. C-1, FSA,2.62s, 3/1/31	A-1+	4,300,000	4,300,000
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, FSA,
5s, 1/1/33	Aaa	4,080,000	4,126,471
Cicero, G.O. Bonds, Ser. A, XLCA, 5 1/4s, 1/1/21	A3	2,250,000	2,335,500
Du Page Cnty., Cmnty. High School Dist. G.O. Bonds
(Dist. No. 108 - Lake Park), FSA, 5.6s, 1/1/20	Aaa	1,000,000	1,073,440
IL G.O. Bonds, Ser. 1, MBIA, 5 1/4s, 10/1/19	Aaa	5,000,000	5,303,850
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA
5s, 1/1/23	Aaa	3,750,000	3,905,175
5s, 1/1/22	Aaa	2,500,000	2,615,675
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick), Ser. A, MBIA, zero %, 12/15/22	Aaa	5,500,000	2,692,030
Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s,
6/1/17	Aaa	5,000,000	6,552,550
			34,651,345

Indiana (4.2%)
Anderson, Indpt. School Bldg. Corp. G.O. Bonds (First
Mtg.), FSA, 5 1/2s, 1/15/28 (Prerefunded) (SEG)	Aaa	1,655,000	1,863,315
Ball State U. Rev. Bonds (Student Fee), Ser. N, FSA,
5s, 7/1/26	Aaa	2,090,000	2,167,664
Center Grove, Ind. Bldg. Corp. Rev. Bonds (First
Mtg.), FGIC, 5s, 7/15/25	AA	1,345,000	1,370,178
IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A,
AMBAC, 5s, 1/1/20	Aaa	5,695,000	6,013,237
IN State Hsg. Fin. Auth. Rev. Bonds (Single Family
Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
4.2s, 7/1/17	Aaa	240,000	237,115
4.15s, 7/1/16	Aaa	350,000	346,168
4.1s, 7/1/15	Aaa	110,000	109,321
3.95s, 7/1/14	Aaa	335,000	333,178
3.9s, 1/1/14	Aaa	235,000	233,223
			12,673,399

Louisiana (3.6%)
Ernest N. Morial-New Orleans Exhibit Hall Auth.
Special Tax, AMBAC, 5s, 7/15/20	AAA	5,730,000	5,657,573
LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	Aaa	3,000,000	3,160,410
Lafayette, Pub. Pwr. Auth. Elec. Rev. Bonds, MBIA, 5s,
11/1/32	Aaa	2,000,000	2,042,420
			10,860,403

Massachusetts (1.3%)
MA State Special Oblig. Dedicated Tax Rev. Bonds,
FGIC, FHLMC Coll., FNMA Coll., 5 1/4s, 1/1/23
(Prerefunded)	A2	1,000,000	1,086,900
MA State Tpk. Auth. Hwy. Syst. Rev. Bonds, Ser. A,
MBIA, 5s, 1/1/37	Aaa	2,805,000	2,810,273

			3,897,173

Michigan (10.7%)
Detroit, City School Dist. G.O. Bonds (School Bldg. &
Site Impt.), Ser. B, FGIC, 5s, 5/1/25	AA	7,990,000	8,152,357
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 2 1/2s, 7/1/33	A-1+	1,355,000	1,355,000
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.
Care), Ser. A, MBIA, 5 1/2s, 1/15/17 (Prerefunded)	Aaa	500,000	544,250
MI Muni. Board Auth. Rev. Bonds (Clean Wtr. Revolving
Fund), 5s, 10/1/25	Aaa	1,000,000	1,043,880
MI State Hosp. Fin. Auth. Rev. Bonds (Mercy Hlth.),
Ser. X, MBIA
6s, 8/15/34 (Prerefunded)	Aaa	3,350,000	3,531,034
6s, 8/15/34 (Prerefunded)	Aaa	1,650,000	1,739,166
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit
Edison Co.), AMBAC, 7s, 5/1/21	Aaa	4,000,000	4,813,000
MI State Strategic Fund, Ltd. Mandatory Put Bonds
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/11	AAA/P	3,500,000	3,696,350
Midland Cnty., Bldg. Auth. G.O. Bonds, FSA
5s, 10/1/25	Aaa	1,000,000	1,041,140
5s, 10/1/24	Aaa	1,150,000	1,202,176
Northern Michigan U. Rev. Bonds, Ser. A, FSA, 5s,
12/1/27	Aaa	1,775,000	1,840,356
Western MI U. Rev. Bonds, FSA, 5s, 11/15/28	Aaa	3,500,000	3,628,485
			32,587,194

Mississippi (1.3%)
MS Dev. Bank Rev. Bonds (West Rankin Util. Auth.),
FSA, 5s, 1/1/27	AAA	1,315,000	1,361,788
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
D-1, GNMA Coll., FNMA Coll., 6.1s, 6/1/38	Aaa	2,500,000	2,576,750
			3,938,538

Missouri (0.8%)
Jackson Cnty., Special Oblig. Rev. Bonds (Harry S.
Truman Sports Complex), AMBAC, 5s, 12/1/22	Aaa	1,285,000	1,342,324
MO State Hlth. & Edl. Fac. Auth. VRDN (SSM Hlth.
Care), Ser. C-1, FSA, 2 1/2s, 6/1/19	A-1+	1,000,000	1,000,000
			2,342,324

Nevada (0.7%)
Washoe Cnty., G.O. Bonds, FGIC, 5 3/4s, 5/1/18	Aa2	2,040,000	2,161,441

New Hampshire (0.4%)
NH Muni. Bond Bank Rev. Bonds, Ser. C, MBIA, 5s,
3/15/25	Aaa	1,195,000	1,242,740

New Jersey (2.3%)
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,800,000	2,072,640
NJ State Tpk. Auth. Rev. Bonds, Ser. A, AMBAC, 5s,
1/1/30	Aaa	5,000,000	5,065,400
			7,138,040

New York (9.9%)
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, FSA
5 3/4s, 5/1/28	Aaa	2,275,000	2,501,772
5 3/4s, 5/1/27	Aaa	6,590,000	7,274,767
Nassau Cnty., Hlth. Care Syst. Rev. Bonds (Nassau
Hlth. Care Corp.), FSA
6s, 8/1/13 (Prerefunded)	Aaa	4,610,000	4,906,607
6s, 8/1/12 (Prerefunded)	Aaa	2,285,000	2,432,017
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	AA+	1,000,000	1,014,950
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser.
B, AMBAC, 5s, 6/15/28	Aaa	3,000,000	3,084,810
NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School),
Ser. B, XLCA
5 3/8s, 7/1/22	A3	2,270,000	2,383,772
5 3/8s, 7/1/20	A3	2,215,000	2,342,806
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/15/29	Aaa	3,000,000	3,083,040
Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds
(Syracuse City School Dist.), Ser. A, FSA, 5s, 5/1/25	Aaa	1,000,000	1,043,960
			30,068,501

North Carolina (1.7%)
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A, MBIA, 5 1/4s, 1/1/19	Aaa	5,000,000	5,234,700

Ohio (2.4%)
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2,
FSA, 5s, 4/1/24 (FWC)	Aaa	2,000,000	2,063,600
Morley Library Dist. G.O. Bonds (Lake Cnty. Dist.
Library), AMBAC, 5 1/4s, 12/1/19	Aaa	1,535,000	1,626,240
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.

85-A, FGIC, FHA Insd., zero %, 1/15/15	Baa3	45,000	23,377
U. of Akron Rev. Bonds, Ser. B, FSA, 5 1/4s, 1/1/26	Aaa	3,375,000	3,584,858
			7,298,075

Pennsylvania (0.5%)
Erie Cnty., Convention Ctr. Auth. Rev. Bonds
(Convention Ctr. Hotel), FGIC, 5s, 1/15/22	A2	1,415,000	1,446,385

Puerto Rico (0.9%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A, AGO, 5s, 7/1/28	Aaa	2,750,000	2,822,545

South Dakota (0.4%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.6s, 5/1/19	AAA	1,250,000	1,263,413

Texas (6.8%)
Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/4s,
2/15/19	Aaa	2,500,000	2,629,900
Friendswood, Indpt. School Dist. G.O. Bonds
(Schoolhouse), PSFG, 5s, 2/15/26 (FWC)	Aaa	1,500,000	1,558,695
Hays Cnty., G.O. Bonds, FSA, 5s, 8/15/24	Aaa	1,190,000	1,228,710
Houston, Arpt. Syst. Rev. Bonds, FSA, 5s, 7/1/21	Aaa	5,280,000	5,421,029
Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C,
AMBAC, 5s, 8/1/29	Aaa	1,000,000	1,010,040
Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/27	Aaa	2,000,000	2,046,000
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	1,000,000	1,043,780
Nacogdoches, Indpt. School Dist. G.O. Bonds, PSFG,
5 1/2s, 2/15/15	Aaa	140,000	148,716
North TX Thruway Auth. Rev. Bonds, Ser. A, MBIA,
5 1/8s, 1/1/28	Aaa	1,500,000	1,544,235
San Antonio Wtr. Rev. Bonds, FSA, 5 1/2s, 5/15/20	Aaa	4,000,000	4,256,320
			20,887,425

Utah (2.6%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A, MBIA,
U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	Aaa	7,790,000	7,839,155

Washington (2.9%)
WA State Hlth. Care Fac. Auth. VRDN (Multicare Hlth.
Syst.), Ser. D, FSA, 2.65s, 8/15/41	A-1+	1,600,000	1,600,000
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	6,000,000	7,368,480
			8,968,480

West Virginia (1.7%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	5,000,000	5,091,500

TOTAL INVESTMENTS

Total investments (cost $296,015,220)(b)			$306,459,392

FUTURES CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Short)	80	$9,265,000	Jun-08	$122,975

NOTES

(a) Percentages indicated are based on net assets of $304,484,079.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at April 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at April 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $296,015,212, resulting in gross unrealized appreciation and depreciation of $12,788,248 and $2,344,069, respectively, or net unrealized appreciation of $10,444,180.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2008.

(FWC) Forward commitments, in part or in entirety.

At April 30, 2008, liquid assets totaling $3,606,348 have been designated as collateral for open forward commitments.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at April 30, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at April 30, 2008 (as a percentage of net assets):

Local Government	27.3%
Utilities	23.1

The fund had the following insurance concentrations greater than 10% at April 30, 2008 (as a percentage of net assets):

FSA	28.7%
MBIA	23.7
AMBAC	22.0
FGIC	15.8

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 27, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 27, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund
The fund's portfolio
4/30/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (95.6%)(a)

		Principal
	Rating(RAT)	amount	Value

Alabama (1.3%)
Courtland, Indl. Dev. Board Solid Waste Disp. Rev.
Bonds (Intl. Paper Co.), Ser. A, 5.2s, 6/1/25	BBB	$3,500,000	$2,987,110
Jackson Cnty., Hlth. Care Auth. Rev. Bonds, 5.7s,
5/1/19	BB+	8,155,000	8,024,437
Montgomery, Med. Clinic Board Hlth. Care Fac. Rev.
Bonds (Jackson Hosp. & Clinic), 5 1/4s, 3/1/36	Baa2	1,955,000	1,705,405
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	750,000	677,655
6s, 8/1/25	B/P	1,700,000	1,600,703
			14,995,310

Arizona (2.1%)
AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation),
Ser. A, 6.4s, 8/15/27	BB-/P	1,500,000	1,465,755
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	7,300,000	7,416,143
7 1/4s, 12/1/19	B+/P	500,000	503,730
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BB+/P	3,170,000	3,313,791
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BB+/P	2,240,000	2,332,646
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	935,000	930,372
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	505,580
Navajo Cnty., Indl. Dev. Rev. Bonds (Stone Container
Corp.), 7.2s, 6/1/27	B-/P	2,500,000	2,390,275
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun
YMCA), 2.6s, 1/1/31	A-1+	1,000,000	1,000,000
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3	2,500,000	2,502,800
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	2,222,812
			24,583,904

Arkansas (1.3%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	10,500,000	11,352,074
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	1,500,000	1,473,690
Little River Cnty., Rev. Bonds (Georgia-Pacific
Corp.), 5.6s, 10/1/26	B2	1,290,000	1,065,230
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa2	1,750,000	1,656,743
			15,547,737

California (7.9%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
5.85s, 10/1/27	BBB-	3,000,000	2,996,370
CA Hlth. Fac. Fin. Auth. Rev. Bonds (CA-NV Methodist),
5s, 7/1/26	A+	260,000	261,193
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
Ser. A, ACA, zero %, 12/1/24	B/P	2,000,000	420,820
(Cap. Appn.), Ser. A, ACA, zero %, 12/1/23	B/P	2,000,000	465,780
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	7,000,000	6,069,980
5 1/4s, 2/1/37	Baa2	1,250,000	1,114,388
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	5,000,000	4,345,350
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	4,500,000	4,034,700
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22 (SEG)	A	1,000,000	1,001,020

Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,830,000	1,545,947
5s, 9/2/30	BB+/P	1,730,000	1,491,900
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB/P	1,990,000	1,887,535
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	375,000	329,423
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21 (Prerefunded)	BBB	1,500,000	705,915
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	31,900,000	350,900
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	1,500,000	1,453,140
Golden State Tobacco Securitization Corp. Rev. Bonds,
Ser. A-1, 5s, 6/1/33	BBB	6,950,000	5,896,797
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Dist. No. 03-19), 5s, 9/2/29	BB/P	1,775,000	1,549,380
(Dist. No. 03-19), 5s, 9/2/25	BB/P	1,350,000	1,219,158
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	995,000	964,881
(No. 03-19 Group 4), 5s, 9/2/29	BB+/P	705,000	619,209
North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB/P	345,000	293,981
Ser. D, 5s, 9/1/26	BBB/P	1,090,000	965,304
Norwalk-La Mirada, Unified School Dist. G.O. Bonds,
Ser. B, FGIC
zero %, 8/1/29	A2	13,335,000	4,100,778
zero %, 8/1/24	A2	10,350,000	4,363,560
Oakley, Pub. Fin. Auth. Rev. Bonds, 5 7/8s, 9/2/24	BB-/P	1,370,000	1,327,557
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	2,875,000	2,750,656
(No. 03-1 Ladera Ranch), Ser. A, 5.4s, 8/15/22	BBB/P	1,520,000	1,472,834
(No. 03-1 Ladera Ranch), Ser. A, 5.4s, 8/15/21	BBB/P	1,240,000	1,210,066
Orange Cnty., Local Trans. Auth. Sales Tax Rev. Bonds,
6.2s, 2/14/11	AAA	11,200,000	12,066,544
Rocklin, Unified School Dist. G.O. Bonds (Election
of 2002), FGIC, zero %, 8/1/21	A1	2,145,000	1,088,502
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	700,000	687,918
Ser. 97-01, 5.1s, 9/1/35	BB/P	2,915,000	2,512,176
Ser. 97-01, 5s, 9/1/29	BB/P	1,365,000	1,178,336
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac.
Dist. Special Tax (No. 6 Mission Bay South), Ser. A,
5.15s, 8/1/35	BB-/P	1,500,000	1,290,465
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds, Ser. A, 5 1/2s, 1/15/28	Ba2	1,500,000	1,381,380
Santa Monica, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. A, FGIC, zero %, 8/1/31	Aa2	1,000,000	284,050
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	6,630,000	6,636,828
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	6,780,000	6,950,110
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	7,335,000	4,521,734
Union, Elementary School Dist. G.O. Bonds, Ser. B,
FGIC, zero %, 9/1/26	AA	2,745,000	1,035,908
			94,842,473

Colorado (1.4%)
CO Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran), 5.9s, 10/1/27	A3	5,000,000	5,122,100
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,550,000	1,444,197
(Valley View Assn.), 5s, 5/15/27	BBB	2,625,000	2,384,865
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	755,000	789,156
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B	675,000	494,154
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, MBIA, zero
%, 9/1/34	Aaa	12,000,000	2,505,720
Larimer Cnty., G.O. Bonds (Poudre Impt. - School Dist.
No. 1), 7s, 12/15/16	Aa3	3,000,000	3,617,250
			16,357,442

Connecticut (0.8%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	2,000,000	1,940,580
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	7,000,000	7,050,820
			8,991,400

Delaware (0.1%)
DE St. Hlth. Fac. Auth. Rev. Bonds (Beebe Med. Ctr.),
Ser. A, 5s, 6/1/24	Baa1	900,000	833,328
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/36	BBB-	600,000	505,122
			1,338,450

District of Columbia (0.5%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,

zero %, 6/15/46	BBB/F	94,730,000	5,896,943

Florida (5.2%)
Aberdeen, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
1, 5 1/4s, 11/1/15	BB-/P	1,365,000	1,207,164
CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 7/8s,
5/1/14	BB-/P	490,000	440,990
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	1,500,000	1,233,825
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,650,000	1,652,690
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B,
5 1/8s, 11/1/09	BB/P	1,215,000	1,208,123
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5s, 6/1/38	BBB+	3,000,000	2,679,720
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	2,525,000	2,046,487
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt. Bonds
Ser. B, 5s, 11/1/09	BB/P	365,000	359,313
5s, 11/1/13	BB/P	3,080,000	2,804,494
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.
Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	B/P	1,500,000	1,475,715
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	2,850,000	2,324,033
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	820,000	822,739
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	925,000	738,742
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BBB-	3,000,000	2,666,370
Main St. Cmnty., Dev. Dist. Special Assmt. Bonds, Ser.
A, 6.8s, 5/1/38	BB-/P	750,000	749,993
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	2,000,000	2,041,280
Middle Village Cmnty. Dev. Dist. Special Assmt., Ser.
A, 6s, 5/1/35	BB-/P	2,000,000	1,868,700
Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser.
A, 5.2s, 5/1/37	BB-/P	2,210,000	1,683,070
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	2,665,000	2,181,196
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	5,085,000	4,523,311
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev.
Bonds (Village On The Isle), 5 1/2s, 1/1/27	BB/P	1,850,000	1,698,263
Six Mile Creek, Cmnty. Dev. Dist. Special Assmt.,
5 7/8s, 5/1/38	BB-/P	2,000,000	1,519,260
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/09	BB-/P	2,045,000	1,950,869
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	2,915,000	2,514,596
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	4,750,000	3,713,123
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	1,900,000	1,207,412
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	1,300,000	1,253,564
5.4s, 5/1/37	BB-/P	2,445,000	2,079,179
Town Ctr. at Palm Coast Cmnty., Dev. Dist. Special
Assmt., 6s, 5/1/36	BB-/P	1,950,000	1,682,324
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	920,000	924,802
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	1,015,000	778,850
Ser. B, 5s, 11/1/13	BB-/P	3,260,000	2,928,522
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37	BB-/P	1,970,000	1,606,673
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	1,950,000	1,760,733
6 1/4s, 5/1/22	BB-/P	1,665,000	1,531,084
			61,857,209

Georgia (4.1%)
Atlanta, Wtr. & Waste Wtr. VRDN, Ser. C, FSA, 2.5s,
11/1/41	A-1+	895,000	895,000
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific
Corp.), 6 1/2s, 6/1/31	B2	3,400,000	3,084,412
Forsyth Cnty., Hosp. Auth. Rev. Bonds (GA Baptist
Hlth. Care Syst.), U.S. Govt. Coll., 6 3/8s, 10/1/28
(Prerefunded)	AAA	6,000,000	7,205,520
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	B+/P	800,000	729,248
(First Mtge. - Lenbrook), Ser. A, 5 1/8s, 7/1/42	B/P	1,000,000	753,490
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	2,240,000	2,100,291
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas)
Ser. A, 6s, 7/15/22	A1	23,500,000	23,145,150
Ser. A, 5 1/2s, 9/15/21	A1	4,375,000	4,265,669
Ser. B, 5s, 3/15/15	A1	2,000,000	1,974,760
Ser. B, 5s, 3/15/13	A1	520,000	518,861
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green

Island), 5 1/4s, 7/1/27	B+/P	3,050,000	2,585,150
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	1,400,000	1,355,074
			48,612,625

Idaho (0.1%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	1,105,000	1,104,967

Illinois (1.6%)
Chicago, Special Assmt. Bonds (Lake Shore East),
6 3/4s, 12/1/32	BB/P	1,500,000	1,515,720
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	BB-/P	900,000	771,561
IL Fin. Auth. Rev. Bonds
(Monarch Landing, Inc.), Ser. A, 7s, 12/1/27	B/P	2,350,000	2,349,835
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,454,179
(Sherman Hlth. Syst.), Ser. 07-A, 5 1/2s, 8/1/37	A-	4,000,000	3,679,120
(Roosevelt U.), 5.4s, 4/1/27	Baa1	1,210,000	1,176,435
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	500,000	410,120
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12
(Prerefunded)	CCC/P	179,403	157,602
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	877,247	772,714
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33	B/P	1,000,000	884,950
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	6,000,000	6,116,220
			19,288,456

Indiana (0.9%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.)
5s, 10/1/32	BBB-/F	2,450,000	2,160,802
5s, 10/1/28	BBB-/F	1,500,000	1,359,120
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5s,
10/15/17	Aa2	6,000,000	6,013,260
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp.
Assn.), Ser. A, 2.63s, 10/1/32	A-1+	1,500,000	1,500,000
			11,033,182

Iowa (3.2%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	13,850,000	16,596,454
Ser. A, 5 1/4s, 7/1/18	BBB-	2,500,000	2,351,475
Ser. A, 5 1/4s, 7/1/17	BBB-	3,900,000	3,706,443
Ser. A, 5 1/2s, 7/1/25	BBB-	3,185,000	2,879,590
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A, 6s, 11/15/24	BB/P	300,000	293,541
IA State Higher Ed. Loan Auth. Rev. Bonds (Wartburg),
Ser. A
5s, 10/1/21	BBB-/F	730,000	704,384
5s, 10/1/20	BBB-/F	1,270,000	1,236,739
Marion Hlth. Care Fac. Rev. Bonds (First Mtg.), Ser.
IA, 1.76s, 1/1/29	B+/P	45,000	49,173
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	9,000,000	8,172,180
Ser. C, 5 3/8s, 6/1/38	BBB	3,000,000	2,617,170
			38,607,149

Kansas (0.5%)
Lenexa, Hlth. Care Fac. Rev. Bonds
5 1/2s, 5/15/39	BBB-	3,500,000	2,942,275
5 3/8s, 5/15/27	BBB-	3,900,000	3,394,053
			6,336,328

Kentucky (0.1%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 6 1/2s, 1/1/29	B+/P	260,000	284,505
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	1,365,000	1,395,030
			1,679,535

Louisiana (2.1%)
LA Hlth. Ed. Auth. Rev. Bonds (Lambert House), Ser. A,
6.2s, 1/1/28	B+/P	3,000,000	2,897,370
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	8,828,000	9,568,403
St. John Baptist Parish Rev. Bonds (Marathon Oil
Corp.), Ser. A, 5 1/8s, 6/1/37	Baa1	4,000,000	3,634,440
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	BBB	5,350,000	4,990,106
W. Feliciana Parish, Poll. Control Rev. Bonds (Entergy
Gulf States), Ser. B, 6.6s, 9/1/28	BBB-	4,000,000	3,999,800
			25,090,119

Maine (0.4%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	5,500,000	5,373,445

Maryland (1.7%)
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,680,850
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(WA Cnty. Hosp.), 6s, 1/1/43	BBB-	5,175,000	5,084,852
(Medstar Hlth.), 5 1/4s, 5/15/46	A3	3,500,000	3,220,770
(Edenwald), Ser. A, 5.2s, 1/1/24	BB/P	300,000	278,127
(Edenwald), Ser. A, 5.2s, 1/1/20	BB/P	350,000	335,794
(Edenwald), Ser. A, 5 1/8s, 1/1/19	BB/P	100,000	96,374
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	600,000	574,680
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	3,400,000	3,302,284
6s, 5/1/24	BB/P	2,000,000	1,963,740
			20,537,471

Massachusetts (5.3%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell College), 6 3/4s, 7/1/31 (Prerefunded)	BB+/P	4,635,000	5,271,988
(Lasell College), 6 3/4s, 7/1/31	BB+/P	395,000	398,606
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	2,500,000	2,146,425
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	1,645,000	1,440,444
(Eastern Nazarene College), 5 5/8s, 4/1/29	BB+	2,000,000	1,733,660
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/27	BB/P	1,000,000	885,210
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	1,837,560
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,400,000	1,315,314
(Linden Ponds, Inc.), Ser. A, 5 1/4s, 11/15/15	BB/P	380,000	377,199
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	1,979,183
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	7,515,000	9,083,605
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB+	6,035,000	6,171,150
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	4,815,000	5,236,168
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	9,750,000	9,885,525
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	4,403,652
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	5,685,000	5,908,250
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	1,217,244
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	852,760
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,421,678
MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Stone
Institution & Newton), 7.9s, 1/1/24	BB-/P	750,000	750,615
			63,316,236

Michigan (2.4%)
Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
(Glacier Hills, Inc.), State & Local Govt. Coll.,
8 3/8s, 1/15/19 (Prerefunded)	AAA	2,198,000	2,736,114
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 2.5s, 7/1/33	A-1+	1,000,000	1,000,000
Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s,
6/1/16	BBB	7,000,000	7,050,050
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	2,350,000	2,302,201
Garden City, Hosp. Fin. Auth. Rev. Bonds
(Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	1,595,000	1,564,456
(Garden City Hosp.), Ser. A, 5 5/8s, 9/1/10	Ba1	535,000	540,687
Kentwood, Economic Dev. Rev. Bonds (Holland Home),
Ser. A, 5s, 11/15/22	BB-/P	500,000	456,945
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.),
Ser. A, 5 3/4s, 4/1/32	A2	2,500,000	2,543,575
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	3,680,000	3,646,880
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	5,004,050
MI State Strategic Fund, Ltd. VRDN (Detroit Symphony),
Ser. B, 2.65s, 6/1/31	A-1+	1,300,000	1,300,000
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	425,000	400,988
			28,545,946

Minnesota (1.2%)
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care)
5 1/2s, 10/1/41	B/P	1,000,000	924,120
5 3/8s, 10/1/26	B/P	250,000	238,063
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
B, 5s, 7/1/34	Aa1	775,000	771,683
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes)
6 1/8s, 10/1/39	BB/P	1,375,000	1,345,836
6s, 10/1/27	BB/P	1,250,000	1,240,013
Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB-	1,500,000	1,364,130
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	800,000	750,304
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	2,035,000	1,736,527
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds

(Healtheast), 6s, 11/15/35	Baa3	1,250,000	1,231,763
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1
5s, 8/1/36	BBB-/P	275,000	220,143
5s, 8/1/21	BBB-/P	950,000	864,776
Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds
(Healtheast), 5 1/2s, 11/15/27	Baa3	4,250,000	4,026,068
			14,713,426

Mississippi (0.8%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	715,000	766,280
Ser. B, 6.7s, 4/1/22	Baa2	2,500,000	2,656,000
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,000,000	2,000,000
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	3,530,000	3,641,725
			9,064,005

Missouri (1.2%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	3,000,000	3,030,240
5 1/2s, 6/1/27	A+	3,250,000	3,308,760
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtg. Bishop Spencer), Ser. A, 6 1/4s, 1/1/24	BB-/P	2,000,000	1,964,580
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The))
Ser. A, 2.63s, 9/1/30	A-1+	1,100,000	1,100,000
Ser. B, 2.63s, 9/1/30	A-1+	2,000,000	2,000,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	850,000	865,657
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	1,160,000	1,193,826
(Single Fam.), Ser. E-1, GNMA Coll., FNMA Coll.,
6.45s, 9/1/29	AAA	355,000	362,895
(Single Fam. Home Ownership Loan), Ser. C, GNMA Coll.,
FNMA Coll., 5.6s, 9/1/35	AAA	790,000	797,300
			14,623,258

Montana (0.1%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	722,903
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	B+	750,000	763,058
			1,485,961

Nebraska (--%)
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12	D/P	123,433	24,687
(Brookhaven), zero %, 9/1/12	D/P	1,582,934	23,744
			48,431

Nevada (2.1%)
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/20	BB/P	340,000	300,257
(Summerlin No. 151), 5s, 8/1/19	BB/P	1,150,000	1,033,344
(Summerlin No. 151), 5s, 8/1/18	BB/P	1,115,000	1,018,530
(Summerlin No. 151), 5s, 8/1/17	BB/P	1,320,000	1,214,083
(Summerlin No. 142), 6 3/8s, 8/1/23	BB/P	985,000	967,487
(Summerlin No. 151), 5s, 8/1/25	BB/P	305,000	255,721
Clark Cnty., Indl. Dev. Rev. Bonds (NV Pwr. Co.), Ser.
C, 5 1/2s, 10/1/30	BB	2,500,000	2,091,100
Clark Cnty., Indl. Dev. Mandatory Put Bonds (Southwest
Gas Corp. Project), Ser. C, 5.45s, 3/1/13	Baa3	5,350,000	5,513,978
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	1,475,000	1,468,186
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	490,000	347,038
(No. T-16), 5.1s, 3/1/21	BB/P	1,215,000	910,752
(No. T-17), 5s, 9/1/25	BB/P	815,000	659,091
(No. T-16), 5s, 3/1/20	BB/P	975,000	737,880
(No. T-18), 5s, 9/1/16	BB-/P	375,000	306,746
(No. T-18), 5s, 9/1/15	BB-/P	2,295,000	1,919,836
(No. T-18), 5s, 9/1/14	BB-/P	2,330,000	1,999,536
(No. T-16), 4.8s, 3/1/15	BB/P	1,750,000	1,465,433
Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB/P	980,000	882,245
(Dist. No. 607), 5.9s, 6/1/18	BB/P	195,000	176,658
(Dist. No. 607), 5.9s, 6/1/17	BB/P	1,465,000	1,346,027
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 -
Summerlin Area), 5.65s, 6/1/23	BB/P	795,000	740,749
			25,354,677

New Hampshire (1.9%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	6,000,000	5,472,720

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington
at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	2,400,000	2,451,072
NH Hlth. & Ed. Fac. Auth. Hosp. Rev. Bonds (Catholic
Med. Ctr.)
5s, 7/1/36	Baa1	1,650,000	1,443,057
5s, 7/1/32	Baa1	3,000,000	2,658,000
NH State Bus. Fin. Auth. Rev. Bonds (Proctor Academy),
Ser. A, 5.6s, 6/1/28	Baa3	3,550,000	3,307,109
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds
(Pub. Svc. Co.), Ser. D, 6s, 5/1/21	Baa1	7,000,000	7,146,860
NH State Bus. Fin. Auth. Poll. Control & Solid Waste
Rev. Bonds (Crown Paper Co.), 7 3/4s, 1/1/22 (In
default) (NON)	D	8,275,222	828
			22,479,646

New Jersey (3.6%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	4,818,274
NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	9,200,000	9,244,160
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	484,340
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	2,914,620
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s,
11/1/20	BB/P	500,000	504,265
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	702,576
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	12,000,000	11,760,720
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	2,990,721
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Peters
U. Hosp.), 5 3/4s, 7/1/37	Baa2	4,500,000	4,345,560
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	2,000,000	2,329,920
Ser. 1A, 5s, 6/1/29	BBB	3,100,000	2,676,075
			42,771,231

New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds
(Tucson Elec. Pwr. Co. San Juan), Ser. A, 6.95s,
10/1/20	Baa3	5,500,000	5,578,650
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	1,450,000	1,168,700
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. B-2, GNMA Coll., FNMA Coll., FHLMC Coll., 6.1s,
7/1/29	AAA	515,000	518,136
			7,265,486

New York (6.2%)
Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable
Leadership), Ser. A, 5 3/4s, 7/1/26	Ba2	2,000,000	1,921,480
Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr.
Residence), Ser. A, 6s, 5/1/39	B+/P	1,250,000	1,131,838
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.)
Ser. C, 5 5/8s, 11/15/14	Baa2	450,000	451,076
Ser. A, 5.45s, 11/15/12	Baa2	1,500,000	1,503,540
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. B, 6 3/4s, 3/1/15	BB/P	2,300,000	2,368,149
(Staten Island U. Hosp. Project), 6.45s, 7/1/32	B2	1,465,000	1,419,600
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	4,375,000	4,424,788
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	3,250,000	3,065,920
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	625,000	601,206
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30
(Prerefunded)	AAA	500,000	547,535
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	BB/P	2,500,000	2,323,100
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 8s, 8/1/28	B	1,500,000	1,509,060
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B	17,165,000	16,923,316
(American Airlines - JFK Intl. Arpt.), 7 1/8s, 8/1/11	B	4,500,000	4,442,670
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	2,325,000	1,727,103
(Jetblue Airways Corp.), 5s, 5/15/20	B-	675,000	515,626
NY State Dorm. Auth. Rev. Bonds (NY U. Hosp. Ctr.),
Ser. A, 5s, 7/1/20	Ba2	1,500,000	1,434,045
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37 (FWC)	Ba1	1,700,000	1,700,153
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	Ba2	2,155,000	2,053,327
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,800,000	1,810,044
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,406,820
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$8,900,000) (RES)	BB/P	8,900,000	8,946,102
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
4th Installment), 6 3/4s, 10/1/11	BB+/P	2,500,000	2,515,475
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landings), Ser. A, 8s, 10/1/20	BB-/P	4,000,000	4,225,480
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,665,000	3,616,695

(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	1,000,000	1,006,120
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-	500,000	501,975
			74,092,243

North Carolina (2.1%)
NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith
College), 6s, 6/1/31	BBB	1,000,000	998,580
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 5 3/8s, 1/1/17	Baa1	7,500,000	7,766,025
Ser. C, 5 3/8s, 1/1/16	Baa1	1,000,000	1,041,430
Ser. C, 5.3s, 1/1/15	Baa1	2,000,000	2,088,600
Ser. A, 5s, 1/1/24 (FWC)	Baa1	3,000,000	2,952,000
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (First
Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	4,250,000	4,234,998
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. Givens Estates), Ser. A, 6 1/2s, 7/1/32
(Prerefunded)	BB-/P	1,000,000	1,164,130
(Carolina Village), 6s, 4/1/38	BB/P	2,500,000	2,314,300
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	1,925,080
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	200,000	195,052
			24,680,195

North Dakota (0.1%)
ND State Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser.
D, 5.95s, 7/1/19	Aa1	845,000	854,211

Ohio (2.8%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 5 3/4s, 6/1/34	BBB	20,300,000	18,516,644
Ser. A-2, 5 1/8s, 6/1/24	BBB	950,000	892,962
Ser. A-3, zero %, stepped coupon (6.25%, 12/1/12)
6/1/37 (STP)	BBB	13,800,000	9,195,906
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	1,600,000	1,409,792
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	1,695,000	1,698,627
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	741,353
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,100,000	1,092,762
			33,548,046

Oklahoma (0.4%)
Tulsa, Muni. Arpt. Trust Mandatory Put Bonds, Ser. B,
5.65s, 12/1/08	B	4,250,000	4,236,103

Oregon (0.9%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	8,700,000	8,512,080
OR State G.O. Bonds (Veterans Welfare), Ser. 81,
5 1/4s, 10/1/42	Aa2	2,000,000	2,006,080
			10,518,160

Pennsylvania (6.4%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15 (Prerefunded)	AAA	5,985,000	6,903,279
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	Ba2	15,615,000	12,870,975
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt.), 5 1/2s, 11/1/16	Baa3	4,055,000	4,098,794
(Env. Impt. USX Corp.), 4 3/4s, 12/1/32	Baa1	1,000,000	1,015,630
Allentown, Coml. & Indl. Dev. VRDN (Diocese
of Allentown), 2.53s, 12/1/29	Aa1	500,000	500,000
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	3,840,000	3,664,397
5.1s, 1/1/12	BB/P	600,000	593,862
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	4,510,000	4,635,784
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.)
7 5/8s, 7/1/34 (Prerefunded)	AAA/P	1,700,000	2,018,767
7 1/4s, 7/1/24 (Prerefunded)	AAA/P	1,725,000	2,023,477
Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon
Lutheran Ministries), 5s, 1/1/36	BBB-/P	1,790,000	1,488,958
Delaware Cnty., College Auth. Rev. Bonds (Neumann
College), 6 1/4s, 10/1/38	BBB	925,000	926,332
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	1,510,000	1,520,193
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	2,970,120
6 3/8s, 7/1/30	BB-/P	375,000	370,796
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5 1/8s, 12/15/20	BB-/P	1,000,000	918,320
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5 1/4s, 1/1/43	BBB+	3,000,000	2,644,320
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B-/P	2,400,000	2,205,000

New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	1,750,000	1,678,740
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36	Ba3	3,600,000	3,673,188
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6 1/2s, 1/1/13	B+	3,000,000	3,002,100
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	965,040
(Widener U.), 5.4s, 7/15/36	BBB+	1,500,000	1,476,390
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), Ser. A, 2.62s, 7/1/31	A-1+	1,400,000	1,400,000
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	5,515,765	552
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Hosp.
Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s,
7/1/13 (In default) (NON)	D/P	535,300	54
Scranton, G.O. Bonds, Ser. C
7.1s, 9/1/31 (Prerefunded)	AAA/P	3,060,000	3,471,356
7s, 9/1/22 (Prerefunded)	AAA/P	1,000,000	1,131,280
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	2,675,000	2,674,706
WA Cnty., G.O. Bonds, Ser. A, MBIA, zero %, 9/1/31	Aaa	1,500,000	429,975
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	1,245,000	1,374,891
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	2,000,000	2,008,200
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	2,000,000	1,975,200
			76,630,676

Puerto Rico (2.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/2s, 7/1/18	Baa3	1,000,000	1,049,120
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/38	Baa3	5,500,000	5,711,310
Ser. A, 6s, 7/1/44	Baa3	14,500,000	15,000,105
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	7,400,000	7,709,246
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, MBIA, zero %, 8/1/43	Aaa	30,000,000	4,111,500
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,500,000	1,465,935
			35,047,216

Rhode Island (0.2%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A
6 1/4s, 6/1/42	BBB	1,310,000	1,270,464
6 1/8s, 6/1/32	BBB	1,465,000	1,415,776
			2,686,240

South Carolina (2.4%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	424,215
Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds
(Unrefunded Balance 2004), Ser. A, FGIC, 6 1/2s, 1/1/16	Baa1	2,410,000	2,774,633
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	5,750,000	6,559,428
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	AAA/P	3,800,000	4,331,316
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B
6 3/8s, 5/15/30	BBB	9,000,000	8,868,960
6 3/8s, 5/15/28	BBB	6,000,000	6,047,400
			29,005,952

South Dakota (0.3%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	3,615,000	3,645,764

Tennessee (1.9%)
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33 (Prerefunded)	Baa1	4,000,000	4,869,360
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A
7 1/2s, 7/1/33 (Prerefunded)	Baa1	6,500,000	7,801,040
7 1/2s, 7/1/25 (Prerefunded)	Baa1	3,000,000	3,600,480
5 1/2s, 7/1/36	Baa1	7,000,000	6,472,970
			22,743,850

Texas (6.0%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	BB-/P	2,500,000	2,531,175
5.9s, 11/15/25	BB-/P	6,850,000	6,437,219
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	10,000,000	8,943,000
Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds
(American Opty-Waterford), Ser. A1, 7s, 12/1/36	Baa2	4,500,000	4,633,065
Brazos River, Auth. Poll. Control Rev. Bonds (TXU

Energy Co., LLC), 5s, 3/1/41	Caa1	1,000,000	651,020
Cedar Hill, Indpt. School Dist. G.O. Bonds (School
Impt.), FGIC, zero %, 8/15/31	A	6,045,000	1,626,468
Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s,
10/1/27	BBB+	3,985,000	3,977,628
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	1,720,000	1,725,194
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	4,595,000	4,107,057
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	7,400,000	6,806,742
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	3,000,000	2,320,800
Lufkin, Hlth. Fac. Dev. Corp. Hlth. Syst. Rev. Bonds
(Memorial Hlth. Syst. of East TX)
5 1/2s, 2/15/32	BBB+	1,500,000	1,382,370
5 1/4s, 2/15/27	BBB+	625,000	576,525
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	B+	6,650,000	5,821,809
North TX Thruway Auth. Rev. Bonds, Ser. A, 5 5/8s,
1/1/33	A2	4,250,000	4,330,495
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	8,000,000	8,277,280
San Antonio, Arpt. Syst. Rev. Bonds, FSA, 5 1/4s,
7/1/32	Aaa	1,415,000	1,407,232
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	775,000	798,669
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/25	Baa3	4,945,000	4,961,417
TX State Tpk. Auth. Central TX Rev. Bonds, Ser. A,
AMBAC, zero %, 8/15/26	Aaa	1,150,000	416,093
			71,731,258

Utah (0.4%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BB-	1,000,000	1,003,880
7.45s, 7/1/17	B+/P	600,000	603,030
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	3,000,000	2,829,450
UT Trans. Auth. Sales Tax VRDN, Ser. A, 2.75s, 6/15/36	A-1+	150,000	150,000
			4,586,360

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds,
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	1,075,000	1,070,872
Ser. 22, FSA, 5s, 11/1/34	Aaa	695,000	694,020
			1,764,892

Virginia (2.5%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/31	B+/P	1,100,000	940,390
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	3,000,000	3,039,300
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	3,860,000	3,899,332
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	2,000,000	1,708,120
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,500,000	2,437,100
Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes),
Ser. A, 7 3/8s, 12/1/32 (Prerefunded)	AAA	4,000,000	4,846,000
Suffolk, Redev. & Hsg. Auth. Rev. Bonds (Beach-Oxford
Apts.)
6 1/4s, 10/1/33 (acquired 08/18/98, cost $5,510,000)
(RES)	BB-/P	5,510,000	5,339,355
6.1s, 4/1/26 (acquired 08/18/98, cost $5,000,000) (RES)	BB-/P	5,000,000	4,898,450
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A
5.3s, 1/1/35	BB/P	2,000,000	1,780,800
5.2s, 1/1/27	BB/P	1,300,000	1,192,281
			30,081,128

Washington (2.9%)
Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001,
Skagit Valley Hosp.)
5 3/4s, 12/1/32	Baa2	2,000,000	1,879,920
5 5/8s, 12/1/25	Baa2	1,330,000	1,272,331
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	6,250,000	6,317,750
6 1/2s, 6/1/26	BBB	10,640,000	10,892,381
WA State G.O. Bonds, Ser. E, XLCA, zero %, 12/1/25	Aa1	1,855,000	728,143
WA State Hlth. Care Fac. Auth. Rev. Bonds, Ser. C,
Radian Insd., 5 3/8s, 8/15/28	AA	1,500,000	1,505,850
WA State Hlth. Care Fac. Auth. VRDN (Multicare Hlth.
Syst.), Ser. D, FSA, 2.65s, 8/15/41	A-1+	4,000,000	4,000,000
WA State Hsg. Fin. Comm. Rev. Bonds (Single Fam.),
Ser. 3A, GNMA Coll., FNMA Coll., 4.15s, 12/1/25	Aaa	2,345,000	2,265,082
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	5,000,000	6,140,400
			35,001,857

West Virginia (0.7%)
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37	Baa2	4,500,000	4,249,170
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B1	4,525,000	4,264,994
			8,514,164

Wisconsin (1.5%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	2,280,000	2,344,615
6 3/8s, 6/1/32	BBB	13,250,000	13,316,250
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan Svcs.), 5 1/8s, 8/15/33	A-	2,500,000	2,130,200
			17,791,065

Wyoming (0.3%)
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa2	3,000,000	2,726,790
Uinta Cnty. Poll. Control VRDN (Chevron USA, Inc.),
2.5s, 8/15/20	VMIG1	1,200,000	1,200,000
			3,926,790

Total municipal bonds and notes (cost $1,159,354,499)			$1,142,828,618

PREFERRED STOCKS (1.4%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		2,000,000	$2,067,600
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.		6,000,000	6,193,380
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-2,
4.90% cum. pfd.		2,000,000	1,998,820
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.		6,000,000	6,429,480

Total preferred stocks (cost $16,000,000)			$16,689,280

COMMON STOCKS (0.0%)(a) (cost $8,077,612)
		Shares	Value

Tembec, Inc. (Canada) (NON)		10,751	$41,754

WARRANTS (0.0%)(a)(NON) (cost $979,144)

		Expiration date	Strike Price	Warrants	Value

Tembec, Inc. (Canada)	CAD	3/03/12	0.1300000	23,892	$13,324

TOTAL INVESTMENTS

Total investments (cost $1,184,411,255)(b)	$1,159,572,976

FUTURES CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Short)	220	$25,478,750	Jun-08	$578,071

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)

			Fixed payments	Total return
Swap counterparty/		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
	$9,380,000	6/20/08	-	4.35% minus	$171,289
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

	9,380,000	6/18/08	-	4.35% minus	170,709
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

	9,380,000	6/19/08	-	4.35% minus	170,064
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

Goldman Sachs International
	40,000,.000	6/12/08	-	4.65% minus	1,054,800
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

UBS AG
	10,000,000	6/12/08	-	4.65% minus	373,218
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

Total					$1,940,080

NOTES

(a) Percentages indicated are based on net assets of $1,195,141,846.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at April 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at April 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,183,768,618, resulting in gross unrealized appreciation and depreciation of $34,655,851 and $58,851,493, respectively, or net unrealized depreciation of $24,195,642.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2008 was $19,183,907 or 1.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2008.

(FWC) Forward commitments, in part or in entirety.

(F) Is valued at fair value following procedures approved by the Trustees.

At April 30, 2008, liquid assets totaling $4,629,279 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds and FRB are the current interest rates at April 30, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following sector concentrations greater than 10% at April 30, 2008 (as a percentage of net assets):

Healthcare	37.60%
Utilities	10.6

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Total return swap contracts outstanding at period end are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 27, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 27, 2008